CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Additional Paid-In Capital	Accumulated Deficit	Class A Common stock	Class B Common stock	Total
Balance at the beginning at May. 23, 2019	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at May. 23, 2019			0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Founder Shares to Sponsor	24,281	0		$ 719	25,000
Issuance of Founder Shares to Sponsor (in shares)			0	7,187,500
Forfeiture of Founder Shares	(31)	0		$ 31	0
Forfeiture of Founder Shares (in shares)			0	312,500
Sale of 27,500,000 Units, net of underwriting discount and offering expenses	259,383,370	0	$ 2,750		259,386,120
Sale of 27,500,000 Units, net of underwriting discount and offering expenses (in shares)			27,500,000	0
Sale of 5,000,000 Private Placement Warrants	7,500,000	0	$ 0	$ 0	7,500,000
Common stock subject to possible redemption	(262,693,272)	0	$ (2,618)		(262,695,890)
Common stock subject to possible redemption (in shares)			(26,180,927)	0
Net (loss) income	0	784,778	$ 0	$ 0	784,778
Balance at the end at Dec. 31, 2019	4,214,410	784,778	$ 132	$ 688	$ 5,000,008
Balance at the end (in shares) at Dec. 31, 2019			1,319,073	6,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forfeiture of Founder Shares (in shares)					312,500
Common stock subject to possible redemption	(127,721)	0	$ 4		$ (127,717)
Common stock subject to possible redemption (in shares)			(44,307)	0
Net (loss) income	0	127,718	$ 0	$ 0	127,718
Balance at the end at Dec. 31, 2020	$ 4,086,689	$ 912,496	$ 136	$ 688	$ 5,000,009
Balance at the end (in shares) at Dec. 31, 2020			1,363,380	6,875,500